Global Macro Capital Opportunities Portfolio
January 31, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 93.7%
Security	Shares	Value
Argentina — 4.5%
Adecoagro SA	123,900	$ 1,267,497
Arcos Dorados Holdings, Inc., Class A	179,300	2,219,734
Banco BBVA Argentina SA ADR(1)	103,300	622,899
Banco Macro SA ADR(1)	118,700	3,931,344
Bioceres Crop Solutions Corp.(1)	36,300	484,605
Central Puerto SA ADR	234,400	2,226,800
Corp. America Airports SA(1)	47,100	741,825
Cresud SACIF y A ADR	47,151	430,958
Despegar.com Corp.(1)	81,100	723,412
Empresa Distribuidora Y Comercializadora Norte ADR(1)	29,700	583,902
Grupo Financiero Galicia SA ADR(1)	163,800	3,539,718
Grupo Supervielle SA ADR(1)	82,600	360,962
IRSA Inversiones y Representaciones SA ADR	42,812	375,039
Loma Negra Cia Industrial Argentina SA ADR	76,100	539,549
Pampa Energia SA ADR(1)	55,200	2,688,240
Telecom Argentina SA ADR(1)	127,000	985,520
Transportadora de Gas del Sur SA, Class B ADR(1)	100,400	1,498,972
YPF SA ADR(1)	284,100	4,909,248
		$ 28,130,224
Bulgaria — 0.1%
Eurohold Bulgaria AD(1)	947,189	$ 677,904
		$ 677,904
China — 0.0%(2)
Ganfeng Lithium Group Co. Ltd., Class H(3)	2,800	$ 7,480
		$ 7,480
Cyprus — 2.1%
Bank of Cyprus Holdings PLC(4)	45,800	$ 168,026
Bank of Cyprus Holdings PLC(4)	3,357,593	12,617,414
Sunrisemezz PLC	1	0
		$ 12,785,440
Georgia — 5.3%
Bank of Georgia Group PLC	206,566	$ 9,909,301
Georgia Capital PLC(1)	1,014,117	14,402,556
TBC Bank Group PLC	227,322	8,384,861
		$ 32,696,718
Greece — 19.7%
Aegean Airlines SA(1)	92,753	$ 1,229,546
Security	Shares	Value
Greece (continued)
Alpha Services & Holdings SA(1)	6,614,520	$ 11,779,584
Athens Water Supply & Sewage Co. SA	106,068	659,314
Autohellas Tourist & Trading SA	49,238	712,192
Avax SA	281,000	497,998
Cenergy Holdings SA	387,900	3,048,644
Ellaktor SA(1)	219,872	587,241
Eurobank Ergasias Services and Holdings SA, Class A(1)	7,674,298	14,791,937
GEK Terna Holding Real Estate Construction SA	218,425	3,287,231
Hellenic Exchanges - Athens Stock Exchange SA	87,000	514,380
Hellenic Telecommunications Organization SA	567,340	7,877,436
Helleniq Energy Holdings SA	335,965	2,694,593
Holding Co. ADMIE IPTO SA	291,657	684,467
Ideal Holdings SA	85,500	601,795
JUMBO SA	342,095	9,626,453
LAMDA Development SA(1)	179,489	1,354,694
Motor Oil (Hellas) Corinth Refineries SA	168,214	4,608,408
Mytilineos SA	295,137	12,118,154
National Bank of Greece SA(1)	2,295,121	17,449,989
Optima bank SA(1)	393,341	3,125,437
Piraeus Financial Holdings SA(1)	2,489,270	10,080,865
Public Power Corp. SA(1)	619,653	8,199,480
Sarantis SA	81,005	768,292
Terna Energy SA	134,839	2,188,360
Titan Cement International SA	97,447	2,509,339
Trade Estates Real Estate Investment SA(1)	456,600	830,966
		$121,826,795
India — 9.1%
Adani Energy Solutions Ltd.(1)	12,259	$ 158,868
Adani Green Energy Ltd.(1)	14,178	287,634
Affle India Ltd.(1)	49,400	738,947
Angel One Ltd.	31,705	1,249,001
Apollo Hospitals Enterprise Ltd.	6,219	473,235
Asian Paints Ltd.	6,011	213,964
Avenue Supermarts Ltd.(1)(3)	10,455	479,890
Axis Bank Ltd.	24,432	314,056
Bajaj Finance Ltd.	33,725	2,792,688
Bajaj Finserv Ltd.	24,283	474,522
Bharti Airtel Ltd.	145,757	2,057,969
Brightcom Group Ltd.(1)	1,220,300	298,977
Cholamandalam Investment & Finance Co. Ltd.	14,109	201,484
Cipla Ltd.	24,973	406,466
Divi's Laboratories Ltd.	6,252	275,422
Dr Reddy's Laboratories Ltd.	2,326	170,875
Easy Trip Planners Ltd.	437,200	247,632
Eicher Motors Ltd.	1,090	50,480

Global Macro Capital Opportunities Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
India (continued)
FSN E-Commerce Ventures Ltd.(1)	604,225	$ 1,192,882
GAIL (India) Ltd.	88,026	183,270
Grasim Industries Ltd.	13,486	350,799
Happiest Minds Technologies Ltd.	68,013	718,441
Havells India Ltd.	9,907	154,601
HCL Technologies Ltd.	14,542	274,889
HDFC Bank Ltd.	80,110	1,408,900
HDFC Life Insurance Co. Ltd.(3)	21,016	145,842
Hindalco Industries Ltd.	80,564	561,190
Hindustan Unilever Ltd.	12,230	364,732
ICICI Bank Ltd.	174,482	2,153,731
ICICI Securities Ltd.(3)	81,700	806,077
IndiaMart InterMesh Ltd.(3)	27,020	821,763
Indian Energy Exchange Ltd.(3)	493,165	877,321
Indian Railway Catering & Tourism Corp. Ltd.	164,569	1,941,668
Info Edge India Ltd.	29,362	1,780,188
Infosys Ltd.	132,015	2,625,296
Intellect Design Arena Ltd.	70,800	767,958
ITC Ltd.	43,445	231,062
Jindal Steel & Power Ltd.	13,591	123,661
Jio Financial Services Ltd.(1)	229,622	686,275
JSW Steel Ltd.	36,383	357,079
Jubilant Foodworks Ltd.	189,635	1,183,439
Kotak Mahindra Bank Ltd.	12,529	275,561
Larsen & Toubro Ltd.	42,276	1,770,022
LTIMindtree Ltd.(3)	3,328	216,838
Mahindra & Mahindra Ltd.	66,683	1,330,211
Maruti Suzuki India Ltd.	1,983	242,600
Mphasis Ltd.	3,178	98,982
Nazara Technologies Ltd.(1)	32,600	349,172
Nestle India Ltd.	5,403	163,044
NTPC Ltd.	66,589	255,147
One 97 Communications Ltd.(1)	108,297	989,926
PB Fintech Ltd.(1)	124,897	1,508,866
Petronet LNG Ltd.	28,740	93,064
PI Industries Ltd.	2,863	116,463
Power Grid Corp. of India Ltd.	81,117	253,943
Reliance Industries Ltd.	222,791	7,645,602
Route Mobile Ltd.	25,900	496,051
SBI Cards & Payment Services Ltd.	9,055	78,347
SBI Life Insurance Co. Ltd.(3)	9,190	155,929
Shriram Finance Ltd.	2,131	63,450
SRF Ltd.	5,781	161,331
State Bank of India	21,636	167,398
Sun Pharmaceutical Industries Ltd.	15,899	270,956
Tanla Platforms Ltd.	64,777	805,981
Security	Shares	Value
India (continued)
Tata Consultancy Services Ltd.	5,859	$ 268,268
Tata Consumer Products Ltd.	62,675	844,775
Tata Elxsi Ltd.	1,296	118,578
Tata Motors Ltd.	29,338	312,452
Tata Steel Ltd.	424,533	695,173
Tech Mahindra Ltd.	14,567	232,733
Titan Co. Ltd.	21,289	947,288
Trent Ltd.	6,864	255,353
Tube Investments of India Ltd.	4,113	193,424
UltraTech Cement Ltd.	6,678	814,737
UPL Ltd.	18,027	116,772
Varun Beverages Ltd.	24,259	372,945
Wipro Ltd.	48,521	276,846
Zomato Ltd.(1)	1,772,030	2,969,786
		$ 56,531,188
Philippines — 2.4%
Aboitiz Equity Ventures, Inc.	584,800	$ 503,403
Ayala Corp.	84,400	1,016,950
Ayala Land, Inc.	2,312,000	1,397,155
Bank of the Philippine Islands	696,800	1,365,430
BDO Unibank, Inc.	817,200	2,103,708
International Container Terminal Services, Inc.	345,600	1,494,376
JG Summit Holdings, Inc.	898,600	611,427
Jollibee Foods Corp.	155,700	702,473
Manila Electric Co.	97,100	624,801
Metropolitan Bank & Trust Co.	619,200	627,213
PLDT, Inc.	26,400	597,012
SM Investments Corp.	85,200	1,360,192
SM Prime Holdings, Inc.	3,519,900	2,141,148
Universal Robina Corp.	308,800	612,431
		$ 15,157,719
Poland — 8.9%
Alior Bank SA(1)	74,849	$ 1,407,823
Allegro.eu SA(1)(3)	157,588	1,189,647
AmRest Holdings SE(1)	95,608	628,656
Asseco Poland SA	65,138	1,186,576
Bank Millennium SA(1)	514,455	1,077,091
Bank Polska Kasa Opieki SA	149,217	5,739,794
Budimex SA	15,161	2,593,809
CCC SA(1)	47,994	697,425
CD Projekt SA	75,230	1,963,716
Cyfrowy Polsat SA(1)	304,841	825,192
Dino Polska SA(1)(3)	10,341	1,116,079
Enea SA(1)	311,811	741,423

Global Macro Capital Opportunities Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Poland (continued)
Eurocash SA	107,405	$ 406,665
Grupa Azoty SA(1)	70,443	420,332
Grupa Kety SA	11,867	2,018,374
Jastrzebska Spolka Weglowa SA(1)	65,755	708,264
KGHM Polska Miedz SA	163,350	4,551,035
KRUK SA	14,844	1,680,656
LPP SA	1,370	5,324,763
mBank SA(1)	13,071	1,737,444
Orange Polska SA	752,721	1,607,781
ORLEN SA	133,182	2,076,631
Pepco Group NV(1)(5)	212,744	1,164,836
PGE Polska Grupa Energetyczna SA(1)	964,031	2,030,005
Powszechna Kasa Oszczednosci Bank Polski SA	204,741	2,597,760
Powszechny Zaklad Ubezpieczen SA	521,168	6,274,947
Santander Bank Polska SA	8,288	1,003,828
Tauron Polska Energia SA(1)	1,276,987	1,167,316
Text SA	22,315	539,786
Warsaw Stock Exchange	29,402	321,608
XTB SA(3)	44,157	497,475
		$ 55,296,737
Saudi Arabia — 5.8%
Advanced Petrochemical Co.	48,600	$ 492,933
Al Hammadi Holding	35,300	575,815
Al Rajhi Bank	39,800	888,452
Alamar Foods	28,300	691,016
Al-Dawaa Medical Services Co.	26,200	803,414
Alinma Bank	19,600	215,880
Almarai Co. JSC	17,800	270,955
Arabian Centres Co. Ltd.	174,800	946,052
Arabian Contracting Services Co.	52,900	3,663,663
Arabian Internet & Communications Services Co.	7,100	619,480
Ataa Educational Co.	29,094	580,471
Bank AlBilad	9,800	116,186
Banque Saudi Fransi	11,800	125,496
Catrion Catering Holding Co.	30,900	948,956
City Cement Co.	194,300	910,448
Dallah Healthcare Co.	11,603	510,909
Dr Sulaiman Al Habib Medical Services Group Co.	6,900	533,385
Etihad Etisalat Co.	149,200	2,073,597
Jarir Marketing Co.	121,000	491,296
Lumi Rental Co.(1)	36,800	1,094,982
Najran Cement Co.	326,900	900,867
National Co. for Learning & Education	17,800	704,813
National Medical Care Co.	24,400	1,231,943
Riyad Bank	28,500	215,099
Security	Shares	Value
Saudi Arabia (continued)
SABIC Agri-Nutrients Co.	15,900	$ 542,123
Sahara International Petrochemical Co.	144,300	1,208,222
Saudi Arabian Mining Co.(1)	57,900	714,516
Saudi Arabian Oil Co.(3)	170,110	1,385,731
Saudi Awwal Bank	20,600	196,799
Saudi Basic Industries Corp.	58,600	1,214,754
Saudi Electricity Co.	49,600	250,278
Saudi Industrial Investment Group	93,300	504,167
Saudi National Bank	59,100	638,252
Saudi Telecom Co.	198,200	2,156,734
Saudia Dairy & Foodstuff Co.	11,700	1,122,767
Savola Group	95,300	1,141,546
Theeb Rent A Car Co.	82,400	1,424,347
United Electronics Co.	83,800	1,989,072
United International Transportation Co.	83,400	1,843,247
		$ 35,938,663
Slovenia — 1.6%
Nova Ljubljanska Banka DD(3)	72,121	$ 7,245,355
Nova Ljubljanska Banka DD GDR(5)	122,675	2,427,589
		$ 9,672,944
South Korea — 7.2%
Amorepacific Corp.(1)	1,140	$ 100,559
Celltrion, Inc.	9,928	1,332,244
CJ CheilJedang Corp.	339	74,027
CosmoAM&T Co. Ltd.(1)	947	93,617
Coway Co. Ltd.(1)	2,186	90,675
DB Insurance Co. Ltd.(1)	3,073	202,713
Doosan Enerbility Co. Ltd.(1)	28,559	329,912
Ecopro BM Co. Ltd.(1)	3,848	610,800
Ecopro Co. Ltd.(1)	1,300	484,909
Hana Financial Group, Inc.	18,726	669,594
Hanwha Aerospace Co. Ltd.(1)	1,500	154,910
Hanwha Galleria Corp.(1)	4,611	4,658
Hanwha Solutions Corp.(1)	4,088	101,557
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	2,916	247,412
HLB, Inc.(1)	4,453	224,603
HMM Co. Ltd.(1)	9,451	135,833
HYBE Co. Ltd.	432	65,134
Hyundai Engineering & Construction Co. Ltd.(1)	3,379	87,452
Hyundai Glovis Co. Ltd.(1)	762	99,778
Hyundai Mobis Co. Ltd.	3,990	625,446
Hyundai Motor Co.	8,731	1,269,926
Hyundai Steel Co.(1)	2,500	62,604
Kakao Corp.(1)	19,662	768,898

Global Macro Capital Opportunities Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
South Korea (continued)
KB Financial Group, Inc.	24,929	$ 1,057,930
Kia Corp.(1)	16,914	1,299,182
Korea Aerospace Industries Ltd.(1)	2,870	108,132
Korea Electric Power Corp.	9,138	135,507
Korea Investment Holdings Co. Ltd.(1)	1,239	56,890
Korea Zinc Co. Ltd.	330	116,906
Korean Air Lines Co. Ltd.(1)	6,673	112,193
Krafton, Inc.(1)	869	139,350
KT&G Corp.	6,885	467,590
L&F Co. Ltd.(1)	839	89,455
LG Chem Ltd.	3,223	1,045,170
LG Corp.(1)	6,029	370,202
LG Display Co. Ltd.	9,346	81,218
LG Electronics, Inc.	6,823	475,592
LG Energy Solution Ltd.(1)	3,183	903,465
LG H&H Co. Ltd.	316	71,621
LG Innotek Co. Ltd.	522	74,451
Lotte Chemical Corp.(1)	607	59,374
Meritz Financial Group, Inc.(1)	6,770	347,572
NAVER Corp.	8,388	1,250,836
NCSoft Corp.(1)	575	84,864
Pearl Abyss Corp.(1)	890	21,734
POSCO Future M Co. Ltd.(1)	2,155	405,926
POSCO Holdings, Inc.	4,643	1,473,132
Posco International Corp.(1)	2,974	116,738
Samsung Biologics Co. Ltd.(1)(3)	1,102	693,678
Samsung C&T Corp.	5,309	548,443
Samsung Electro-Mechanics Co. Ltd.	3,692	383,971
Samsung Electronics Co. Ltd.	304,599	16,550,944
Samsung Engineering Co. Ltd.(1)	9,539	159,106
Samsung Fire & Marine Insurance Co. Ltd.(1)	1,947	385,272
Samsung Heavy Industries Co. Ltd.(1)	45,761	249,402
Samsung Life Insurance Co. Ltd.	5,261	273,391
Samsung SDI Co. Ltd.	3,688	1,023,507
Samsung SDS Co. Ltd.	2,713	308,524
Shinhan Financial Group Co. Ltd.	27,540	843,827
SK Bioscience Co. Ltd.(1)	942	44,768
SK Hynix, Inc.	34,591	3,463,965
SK Innovation Co. Ltd.(1)	3,937	343,085
SK Square Co. Ltd.(1)	7,431	288,681
SK, Inc.	2,234	306,233
S-Oil Corp.	1,757	89,326
Woori Financial Group, Inc.	38,539	399,586
Yuhan Corp.(1)	3,129	138,299
		$ 44,696,299
Security	Shares	Value
Sri Lanka — 1.0%
Browns Investments PLC(1)	14,581,205	$ 193,780
Commercial Bank of Ceylon PLC(1)	4,921,041	1,357,441
Expolanka Holdings PLC	1,597,541	662,156
Hatton National Bank PLC(1)	1,267,975	624,039
John Keells Holdings PLC	3,796,414	2,157,412
LOLC Holdings PLC(1)	661,364	669,579
Sampath Bank PLC	3,050,578	657,071
		$ 6,321,478
Taiwan — 5.2%
Accton Technology Corp.	14,000	$ 235,516
Alchip Technologies Ltd.	2,000	248,080
ASE Technology Holding Co. Ltd.	96,000	415,082
Asustek Computer, Inc.	21,000	298,185
Cathay Financial Holding Co. Ltd.	297,000	417,650
Chailease Holding Co. Ltd.	45,000	249,099
China Steel Corp.	353,000	282,870
Chunghwa Telecom Co. Ltd.	121,000	458,700
CTBC Financial Holding Co. Ltd.	567,000	514,389
Delta Electronics, Inc.	63,000	563,761
E.Sun Financial Holding Co. Ltd.	430,000	339,394
First Financial Holding Co. Ltd.	318,000	269,861
Formosa Chemicals & Fibre Corp.	95,000	171,510
Formosa Plastics Corp.	113,000	259,679
Fubon Financial Holding Co. Ltd.	249,000	511,832
Hon Hai Precision Industry Co. Ltd.	433,000	1,416,440
Largan Precision Co. Ltd.	3,000	237,854
Lite-On Technology Corp.	56,000	193,934
MediaTek, Inc.	53,000	1,635,454
Mega Financial Holding Co. Ltd.	365,000	438,445
Nan Ya Plastics Corp.	142,000	275,197
Novatek Microelectronics Corp.	17,000	276,925
Quanta Computer, Inc.	88,000	695,817
Realtek Semiconductor Corp.	14,000	209,516
Taiwan Cement Corp.	188,000	191,334
Taiwan Cooperative Financial Holding Co. Ltd.	299,000	242,578
Taiwan Semiconductor Manufacturing Co. Ltd.	990,000	19,818,307
Unimicron Technology Corp.	39,000	218,801
Uni-President Enterprises Corp.	147,000	339,700
United Microelectronics Corp.	363,000	565,430
Wistron Corp.	73,000	267,277
Yuanta Financial Holding Co. Ltd.	290,000	250,007
		$ 32,508,624
Turkey — 5.1%
Akbank TAS	2,149,509	$ 2,798,037

Global Macro Capital Opportunities Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Turkey (continued)
Aselsan Elektronik Sanayi Ve Ticaret AS	1,183,402	$ 1,972,329
BIM Birlesik Magazalar AS	297,952	3,736,301
Eregli Demir ve Celik Fabrikalari TAS(1)	929,078	1,317,356
Ford Otomotiv Sanayi AS	46,911	1,362,606
Haci Omer Sabanci Holding AS	668,530	1,597,752
Hektas Ticaret TAS(1)	769,632	451,004
KOC Holding AS	529,972	2,799,018
Koza Altin Isletmeleri AS	642,699	438,996
Pegasus Hava Tasimaciligi AS(1)	30,498	753,898
Sasa Polyester Sanayi AS(1)	906,638	1,149,536
Tofas Turk Otomobil Fabrikasi AS	82,795	671,627
Turk Hava Yollari AO(1)	365,399	3,275,396
Turkcell Iletisim Hizmetleri AS	808,463	1,822,916
Turkiye Is Bankasi AS, Class C	2,310,831	1,948,486
Turkiye Petrol Rafinerileri AS	638,538	3,145,975
Turkiye Sise ve Cam Fabrikalari AS	439,174	712,333
Yapi ve Kredi Bankasi AS	2,211,307	1,588,271
		$ 31,541,837
United Arab Emirates — 9.2%
Abu Dhabi Commercial Bank PJSC	1,193,050	$ 2,930,322
Abu Dhabi Islamic Bank PJSC	532,559	1,625,434
Abu Dhabi National Oil Co. for Distribution PJSC	898,714	868,245
Agthia Group PJSC	2,115,079	2,930,437
Air Arabia PJSC	3,799,294	3,078,774
Al Ansari Financial Services PJSC	1,805,311	530,500
Al Waha Capital PJSC	6,168,401	2,935,907
Al Yah Satellite Communications Co. PJSC (Yahsat)	2,242,854	1,402,734
Aldar Properties PJSC	3,095,052	4,292,556
Amanat Holdings PJSC	10,123,250	3,251,418
Americana Restaurants International PLC(4)	358,568	303,383
Americana Restaurants International PLC(4)	494,400	420,337
Aramex PJSC	454,227	260,655
Deyaar Development PJSC(1)	16,085,701	3,095,640
Dubai Electricity & Water Authority PJSC	1,686,287	1,152,647
Dubai Islamic Bank PJSC	985,377	1,695,568
Emaar Properties PJSC	3,126,269	6,320,913
Emirates Central Cooling Systems Corp.	5,960,132	2,845,449
Emirates NBD Bank PJSC	365,160	1,758,610
Emirates Telecommunications Group Co. PJSC	1,030,467	5,378,152
First Abu Dhabi Bank PJSC	1,368,999	5,457,775
Multiply Group PJSC(1)	882,800	693,188
National Central Cooling Co. PJSC	689,840	602,544
Q Holding PJSC(1)	227,300	195,441
Security	Shares	Value
United Arab Emirates (continued)
Ras Al Khaimah Ceramics	3,875,806	$ 2,849,149
Taaleem Holdings PJSC	29,300	30,753
		$ 56,906,531
Vietnam — 6.5%
Airports Corp. of Vietnam JSC(1)	133,300	$ 422,412
Asia Commercial Bank JSC	550,000	619,644
Century Land JSC(1)	520,000	177,675
Dat Xanh Real Estate Services JSC(1)	592,200	172,686
Digiworld Corp.	1,064,800	2,341,125
Dong Hai JSC of Bentre	208,600	359,876
Duc Giang Chemicals JSC	712,600	2,626,606
FPT Corp.	2,020,570	8,450,660
FPT Digital Retail JSC	663,860	3,096,462
Gemadept Corp.	745,200	2,068,502
Khang Dien House Trading & Investment JSC(1)	138,900	174,793
Kinh Bac City Development Holding Corp.(1)	138,400	170,397
Military Commercial Joint Stock Bank	1,280,000	1,215,789
Mobile World Investment Corp.	3,033,000	5,564,257
Novaland Investment Group Corp.(1)	7,524	5,111
PetroVietnam Drilling & Well Services JSC(1)	211,700	237,138
PetroVietnam Technical Services Corp.	156,100	234,670
Phat Dat Real Estate Development Corp.(1)	3,271	3,730
Phu Nhuan Jewelry JSC	1,282,566	5,132,834
Refrigeration Electrical Engineering Corp.	629,803	1,540,556
Saigon Thuong Tin Commercial JSB(1)	932,100	1,137,409
Sao Ta Foods JSC	77,800	141,884
Vietnam Dairy Products JSC	128,800	352,580
Vietnam Engine & Agricultural Machinery Corp.	241,100	362,267
Vietnam Joint Stock Commercial Bank for Industry & Trade(1)	881,700	1,136,916
Vietnam Technological & Commercial Joint Stock Bank(1)	807,400	1,219,252
Viettel Construction Joint Stock Corp.	96,000	357,967
VNDirect Securities Corp.(1)	792,700	701,809
		$ 40,025,007
Total Common Stocks (identified cost $498,427,870)		$580,721,588

Global Macro Capital Opportunities Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Loan Participation Notes — 1.8%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 1.8%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/25(5)(6)(7)	UZS	48,512,190	$ 4,116,000
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank "Asaka"), 18.70%, 7/21/26(5)(6)(7)	UZS	81,043,560	6,874,560
Total Loan Participation Notes (identified cost $10,827,502)			$ 10,990,560

Preferred Stocks — 0.4%
Security	Shares	Value
South Korea — 0.4%
Hanwha Galleria Corp.(1)	45	$ 125
Hanwha Solutions Corp.(1)	40	698
Hyundai Motor Co.	1,499	132,454
LG Chem Ltd.	400	81,095
Samsung Electronics Co. Ltd.	52,710	2,306,371
Total Preferred Stocks (identified cost $2,356,527)		$ 2,520,743

Rights — 0.0%(2)
Security	Shares	Value
India — 0.0%(2)
Grasim Industries Ltd.(1)	452	$ 1,894
		$ 1,894
South Korea — 0.0%(2)
LG Display Co. Ltd., Exp. 7/3/24(1)	2,971	$ 3,517
		$ 3,517
Total Rights (identified cost $0)		$ 5,411

Sovereign Government Bonds — 0.0%(2)
Security	Principal Amount (000's omitted)		Value
Greece — 0.0%(2)
Hellenic Republic Government Bonds, 0.00%, GDP-Linked, 10/15/42	EUR	79,360	$ 244,429
Total Sovereign Government Bonds (identified cost $343,822)			$ 244,429

Short-Term Investments — 2.2%
Affiliated Fund — 1.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.21%(8)	11,430,587	$ 11,430,587
Total Affiliated Fund (identified cost $11,430,587)		$ 11,430,587

U.S. Treasury Obligations — 0.3%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 2/1/24	$502	$ 502,000
0.00%, 2/22/24	500	498,467
0.00%, 2/29/24(9)	506	503,932
0.00%, 3/21/24(9)	500	496,419
Total U.S. Treasury Obligations (identified cost $2,000,821)		$ 2,000,818
Total Short-Term Investments (identified cost $13,431,408)		$ 13,431,405

Total Purchased Options — 0.0%(2) (identified cost $385,560)	$ 339,854
Total Investments — 98.1% (identified cost $525,772,689)	$608,253,990
Other Assets, Less Liabilities — 1.9%	$ 11,644,989
Net Assets — 100.0%	$619,898,979

Global Macro Capital Opportunities Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Amount is less than 0.05%.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2024, the aggregate value of these securities is $15,639,105 or 2.5% of the Portfolio's net assets.
(4)	Securities are traded on separate exchanges for the same entity.
(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2024, the aggregate value of these securities is $14,582,985 or 2.4% of the Portfolio's net assets.
(6)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(7)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(8)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2024.
(9)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.
Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	35.7%	$221,128,055
Information Technology	11.7	72,226,747
Industrials	11.1	69,060,817
Consumer Discretionary	9.3	57,720,368
Communication Services	6.2	38,369,222
Materials	5.1	31,704,571
Energy	4.7	28,962,443
Utilities	4.5	27,919,395
Real Estate	3.5	21,458,555
Consumer Staples	3.0	18,805,531
Health Care	1.1	6,882,598
Government	0.0	244,429
Short-Term Investments	2.2	13,431,405
Total	98.1%	$607,914,136

Purchased Currency Options (OTC) — 0.0%(1)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	22,600,000	INR	85.50	1/25/29	$165,793
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	12,100,000	INR	85.50	1/25/29	88,766
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	11,600,000	INR	85.50	1/30/29	85,295
Total							$339,854
(1)	Amount is less than 0.05%.
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
INR	1,951,000,000	USD	23,322,535	3/20/24	$ 115,862
KRW	7,823,000,000	USD	6,015,332	3/20/24	(138,045)
KRW	25,677,000,000	USD	19,757,694	3/20/24	(466,998)
					$(489,181)

Global Macro Capital Opportunities Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	55,722,368	EUR	50,900,000	UBS AG	2/9/24	$ 698,796	$ —
CNH	120,000,000	USD	16,882,970	Citibank, N.A.	3/20/24	—	(141,770)
CNH	203,348,700	USD	28,592,988	HSBC Bank USA, N.A.	3/20/24	—	(223,811)
EUR	1,296,988	USD	1,431,563	Societe Generale	3/20/24	—	(27,123)
EUR	19,062,883	USD	21,040,832	Societe Generale	3/20/24	—	(398,641)
USD	9,097,823	CNH	64,600,000	BNP Paribas	3/20/24	85,477	—
USD	36,457,600	CNH	258,748,700	Standard Chartered Bank	3/20/24	359,568	—
USD	31,503,328	EUR	28,541,851	Societe Generale	3/20/24	596,864	—
USD	15,614,224	EUR	14,250,000	Societe Generale	3/20/24	183,651	—
USD	4,578,483	EUR	4,148,082	Societe Generale	3/20/24	86,744	—
USD	3,950,301	EUR	3,578,952	Societe Generale	3/20/24	74,843	—
USD	2,369,887	EUR	2,147,105	Societe Generale	3/20/24	44,900	—
USD	2,333,059	EUR	2,113,739	Societe Generale	3/20/24	44,202	—
USD	1,710,827	EUR	1,550,000	Societe Generale	3/20/24	32,413	—
						$2,207,458	$(791,345)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
MSCI Emerging Markets Index	922	Long	3/15/24	$45,214,880	$(105,529)
					$(105,529)
Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
Citibank, N.A.	KRW	157,500	Positive Return on KOSPI 200 Index Futures 3/2024 (pays upon termination)	Negative Return on KOSPI 200 Index Futures 3/2024 (pays upon termination)	3/14/24	$(252,019)
						$(252,019)
Abbreviations:
ADR	– American Depositary Receipt
GDP	– Gross Domestic Product
GDR	– Global Depositary Receipt
OTC	– Over-the-counter

Global Macro Capital Opportunities Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Currency Abbreviations:
CNH	– Yuan Renminbi Offshore
EUR	– Euro
INR	– Indian Rupee
KRW	– South Korean Won
USD	– United States Dollar
UZS	– Uzbekistani Som
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Equity Price Risk: The Portfolio enters into equity futures contracts and total return swaps to enhance total return, to manage certain investment risks and/or as a substitute for the purchase of securities.
Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and currency options to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
At January 31, 2024, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Investments
At January 31, 2024, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $11,430,587, which represents 1.9% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended January 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$28,891,215	$171,505,784	$(188,966,412)	$ —	$ —	$11,430,587	$259,010	11,430,587
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2024, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Asia/Pacific	$ 784,679	$194,463,116	$ —	$195,247,795
Developed Europe	—	4,842,136	—	4,842,136
Emerging Europe	830,966	258,825,273	—	259,656,239

Global Macro Capital Opportunities Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Latin America	$28,130,224	$ —	$ —	$ 28,130,224
Middle East/Africa	—	92,845,194	—	92,845,194
Total Common Stocks	$29,745,869	$550,975,719*	$ —	$580,721,588
Loan Participation Notes	$ —	$ —	$10,990,560	$ 10,990,560
Preferred Stocks	—	2,520,743	—	2,520,743
Rights	5,411	—	—	5,411
Sovereign Government Bonds	—	244,429	—	244,429
Short-Term Investments:
Affiliated Fund	11,430,587	—	—	11,430,587
U.S. Treasury Obligations	—	2,000,818	—	2,000,818
Purchased Currency Options	—	339,854	—	339,854
Total Investments	$41,181,867	$556,081,563	$10,990,560	$608,253,990
Forward Foreign Currency Exchange Contracts	$ —	$ 2,323,320	$ —	$ 2,323,320
Total	$41,181,867	$558,404,883	$10,990,560	$610,577,310
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (1,396,388)	$ —	$ (1,396,388)
Futures Contracts	(105,529)	—	—	(105,529)
Swap Contracts	—	(252,019)	—	(252,019)
Total	$ (105,529)	$ (1,648,407)	$ —	$ (1,753,936)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Loan Participation Notes
Balance as of October 31, 2023	$10,052,327
Realized gains (losses)	—
Change in net unrealized appreciation (depreciation)	890,791
Cost of purchases	—
Proceeds from sales, including return of capital	—
Accrued discount (premium)	47,442
Transfers to Level 3	—
Transfers from Level 3	—
Balance as of January 31, 2024	$10,990,560
Change in net unrealized appreciation (depreciation) on investments still held as of January 31, 2024	$ 890,791

Global Macro Capital Opportunities Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of January 31, 2024:
Type of Investment	Fair Value as of January 31, 2024	Valuation Technique	Unobservable Input	Range of Unobservable Input	Impact to Valuation from an Increase to Input*
Loan Participation Notes	$10,990,560	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	1.14% - 1.66%**	Decrease
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
**	The weighted average of the unobservable input is 1.47% based on relative principal amounts.
For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.